Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2	¥ 5,225
Assets held for sale categorized within Level 1	56,447
Assets held for sale categorized within Level 3	47,210
Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2	533
Liabilities held for sale categorized within Level 2	5,401
Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2	1,160
Liabilities held for sale categorized within Level 2	¥ 570